Investments	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Investments	Investments
Non-Marketable Investments
We have made strategic investments in certain privately-held companies without readily determinable market values.
Non-Marketable Investments Accounted for Under the Equity Method
A summary of our non-marketable investments accounted for as equity method investments and included in other long-term assets in the accompanying consolidated balance sheets is as follows:

(in thousands)	Ownership percentage	Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
		2025	2024	2025	2024	2023

TVM Life Science Ventures III	3.10%	$12,888	$11,807	($796)	$1,916	$947
PreAnalytiX GmbH	50.00%	1,215	3,965	5,093	4,344	4,977
Suzhou Fuda Business Management and Consulting Partnership	33.67%	—	2,469	(5)	(44)	49
Apis Assay Technologies Ltd	19.90%	—	—	—	(433)	(1,694)
Actome GmbH	12.50%	—	—	—	(163)	(216)
Hombrechtikon Systems Engineering AG(1)	19.00%	(107)	(193)	109	100	100
Total		$13,996	$18,048	$4,401	$5,720	$4,163
(1) This investment is included in other long-term liabilities in the accompanying consolidated balance sheet as of December 31, 2025 to the extent that we are committed to fund losses.
During 2025 and 2024, impairment charges totaling $2.5 million and $2.4 million, respectively were recorded in other expense, net in the accompanying consolidated statement of income. The investment in Suzhou Fuda Business Management and Consulting Partnership was fully impaired in 2025 following adverse changes in the investee's business which indicated that the carrying value was no longer recoverable. The investments in Apis Assay Technologies Ltd and Actome
GmbH were fully impaired in 2024 due to adverse changes in the investees' solvency indicating that the carrying value was no longer recoverable.
TVM Life Science Ventures III (TVM) is a limited partnership and we account for our 3.1% investment under the equity method as we have the ability to exercise significant influence over the limited partnership. This investment is valued at net asset value (NAV) reported by the counterparty, adjusted as necessary. During the years ended December 31, 2025,
2024 and 2023, we made cash payments to TVM of $1.9 million, $2.7 million and $2.4 million, respectively. As of
December 31, 2025, our remaining unfunded commitment to TVM was $2.2 million through 2029. We do not have the right to redeem these funds under the normal course of operations of this partnership.
During the years ended December 31, 2025, 2024 and 2023, dividends received from PreAnalytix GmbH totaled $8.5 million, $3.6 million and $9.1 million, respectively. These dividends are a return on investment and therefore classified as cash flows from operating activities and included in other items, net including fair value changes in derivatives in the accompanying consolidated statements of cash flows.
As of December 31, 2025 and December 31, 2024, certain of our equity method investments were variable interest entities for which we were not the primary beneficiary, as we did not have the power to direct the activities that most significantly impact their economic performance. Accordingly, these investments were not consolidated. At December 31,
2025, two such investments had a total net carrying value of $12.8 million, of which $12.9 million, representing our maximum exposure to loss, included in other long-term assets and $0.1 million is included in other long-term liabilities in the accompanying consolidated balance sheet. At December 31, 2024, four such investments totaled $11.6 million, of which $11.8 million is included in other long-term assets and $0.2 million is included in other long-term liabilities in the accompanying consolidated balance sheet.
Non-Marketable Investments Not Accounted for Under the Equity Method
At December 31, 2025 and 2024, we had investments in non-publicly traded companies that do not have readily determinable fair values with carrying amounts that totaled $5.8 million and $4.3 million, respectively, which are included in other long-term assets. These investments are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Changes resulting from impairment and observable price changes are recognized in the consolidated statements of income during the period the change is identified. The changes in non-marketable investments not accounted for under the equity method for the years ended December 31, 2025 and 2024 are as follows:

(in thousands)	2025	2024

Balance at beginning of year	$4,283	$4,435
Impairments	—	(250)
Cash investments in equity securities, net	929	342
Foreign currency translation adjustments	540	(244)
Balance at end of year	$5,752	$4,283
In 2024, an investment value declined following an observable change in price of the underlying investment. The impairments was recorded to other expense, net in the accompanying consolidated statements of income.